PROPERTY AND EQUIPMENT, NET (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended			71 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation	$ 8	$ 7	$ 6	$ 30